Intangible Assets - Additional Information (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of information for cash-generating units [Line Items]
Pre-tax discount rate	8.40%	8.60%
Global Services [Member]
Disclosure of information for cash-generating units [Line Items]
Pre-tax discount rate	8.80%	9.00%
Perpetuity growth rate	2.30%	2.40%
Amount by which unit's recoverable amount exceeds its carrying amount	£ 768	£ 586
Sensitivity analysis, percentage to increase in discount rate	11.50%
Sensitivity analysis of reduction in perpetuity growth rate revised assumption	1.40%
Sensitivity analysis, decrease in cash flows projection	34.00%
Business and Public Sector [Member]
Disclosure of information for cash-generating units [Line Items]
Perpetuity growth rate	2.00%	2.00%
Consumer [Member]
Disclosure of information for cash-generating units [Line Items]
Perpetuity growth rate	2.00%	2.00%
EE [Member]
Disclosure of information for cash-generating units [Line Items]
Perpetuity growth rate	2.00%	2.00%
Wholesale and Ventures [Member]
Disclosure of information for cash-generating units [Line Items]
Perpetuity growth rate	2.00%	2.00%